Schedule of Investments (unaudited) October 31, 2019	iShares® Core Growth Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 30.4%
iShares Core S&P 500 ETF(a)	1,222,330	$372,773,980
iShares Core S&P Mid-Cap ETF(a)(b)	145,951	28,505,689
iShares Core S&P Small-Cap ETF(a)	156,302	12,413,505

		413,693,174

Domestic Fixed Income — 33.8%
iShares Core Total USD Bond Market ETF(a)(b)	8,793,312	460,857,482

International Equity — 29.7%
iShares Core MSCI Emerging Markets ETF(a)	1,721,412	88,084,652
iShares Core MSCI International Developed Markets ETF(a)	5,575,565	316,413,314

		404,497,966

International Fixed Income — 6.0%
iShares Core International Aggregate Bond ETF(a)(b)	1,467,502	81,284,936

Total Investment Companies — 99.9% (Cost: $1,264,605,970)		1,360,333,558

Short-Term Investments

Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(a)(c)(d)	34,648,012	34,665,336

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(a)(c)	1,541,000	$1,541,000

		36,206,336

Total Short-Term Investments — 2.7% (Cost: $36,206,295)		36,206,336

Total Investments in Securities — 102.6% (Cost: $1,300,812,265)		1,396,539,894

Other Assets, Less Liabilities — (2.6)%		(34,979,738)

Net Assets — 100.0%		$1,361,560,156

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold		Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	11,252,891	23,395,121	(a)	—		34,648,012	$34,665,336	$115,131	(b)	$(2,457)	$(29)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,663,000	—		(122,000	)(a)	1,541,000	1,541,000	14,976		—	—
iShares Core International Aggregate Bond ETF	1,473,411	71,736		(77,645)		1,467,502	81,284,936	488,339		63,625	267,647
iShares Core MSCI Emerging Markets ETF	1,548,502	194,454		(21,544)		1,721,412	88,084,652	—		64,740	1,533,150
iShares Core MSCI International Developed Markets ETF	5,083,998	562,303		(70,736)		5,575,565	316,413,314	—		151,457	15,207,647
iShares Core S&P 500 ETF	1,279,345	62,300		(119,315)		1,222,330	372,773,980	1,919,979		8,615,359	(1,053,817)
iShares Core S&P Mid-Cap ETF	135,794	12,045		(1,888)		145,951	28,505,689	117,963		85,928	(202,886)
iShares Core S&P Small-Cap ETF	146,788	11,554		(2,040)		156,302	12,413,505	42,404		38,876	(643)
iShares Core Total USD Bond Market ETF	8,805,654	428,792		(441,134)		8,793,312	460,857,482	3,512,294		554,215	5,787,628

							$1,396,539,894	$6,211,086		$9,571,743	$21,538,697

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core Growth Allocation ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$1,360,333,558	$—	$—	$1,360,333,558
Money Market Funds	36,206,336	—	—	36,206,336

	$1,396,539,894	$—	$—	$1,396,539,894

2